Schedule of Property, Plant and Equipment (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 4,586,072	$ 6,034,306	$ 4,525,729	$ 6,034,306	$ 6,059,016
Less: accumulated depreciation and amortization	(1,916,830)	(2,522,145)	(1,827,871)	(2,437,162)	(2,366,667)
Property and Equipment, net	2,669,242	3,512,161	2,697,858	3,597,144	3,692,349
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,890,970	5,119,699	3,839,774	5,119,699	5,119,699
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,080	4,053	3,040	4,053	4,053
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	435,050	572,434	429,326	572,434	602,111
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	142,703	187,767	140,824	187,767	182,800
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	25,835	33,993	25,495	33,993	33,993
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	35,994	47,360	35,520	47,360	47,360
Forklift [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 52,440	$ 69,000	$ 51,750	$ 69,000	$ 69,000